Other disclosures - Schedule of forborne loans (Details) - Credit risk € in Millions	Jun. 30, 2024 EUR (€) contract	Dec. 31, 2023 EUR (€) contract
Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	4,412,983	5,142,331
Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	536,487	569,358
Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 8,544	€ 8,721
Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,443	€ 5,686
Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	13,541	12,851
Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	49	37
Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 2
Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	940	1,011
Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	679	833
Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 83	€ 38
Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 106	€ 182
Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	594,786	728,123
Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	53,944	61,110
Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,883	€ 4,079
Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,555	€ 1,461
Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	13,477	14,236
Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,933	2,035
Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 460	€ 415
Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 38	€ 41
Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	3,803,716	4,400,346
Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	481,815	507,378
Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,576	€ 4,602
Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,782	€ 4,043
Non-current assets or disposal groups classified as held for sale [member] | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Non-current assets or disposal groups classified as held for sale [member] | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Non-current assets or disposal groups classified as held for sale [member] | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Non-current assets or disposal groups classified as held for sale [member] | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0	0
Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	12,365	14,511
Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	17,046	17,452
Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	417	437
Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	7	5
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	83	258
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	233	285
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,496	7,709
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,716	6,977
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	93	106
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	552	506
Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,369	6,107
Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	10,090	10,185
Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	7,386	8,089
Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4	4
Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	53	58
Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,134	3,543
Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	128	134
Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4,195	4,484
Accumulated impairment | Non-current assets or disposal groups classified as held for sale [member] | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,047,729	2,478,437
Credit impaired | Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	325,134	331,093
Credit impaired | Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,590	€ 3,900
Credit impaired | Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,051	€ 3,154
Credit impaired | Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	8	7
Credit impaired | Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	7	7
Credit impaired | Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1	€ 1
Credit impaired | Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	438	472
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	340	428
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 21	€ 21
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 10	€ 51
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	312,108	385,859
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	33,165	37,225
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,863	€ 2,134
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 659	€ 709
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	7,480	7,759
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,054	1,155
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 157	€ 183
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 23	€ 18
Credit impaired | Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,735,175	2,092,099
Credit impaired | Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	291,622	293,433
Credit impaired | Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,705	€ 1,744
Credit impaired | Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,382	€ 2,394
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Non-current assets or disposal groups classified as held for sale [member] | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,268	5,928
Credit impaired | Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8,707	9,116
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	3
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	1	1
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	22	25
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	61	107
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,922	3,307
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,302	3,751
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	52	56
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	216	235
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,321	2,593
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,343	5,257
Credit impaired | Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Non-current assets or disposal groups classified as held for sale [member] | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,031	6,546
Credit impaired | Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	3
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	43	50
Credit impaired | Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,712	3,078
Credit impaired | Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	101	112
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,273	3,415
Credit impaired | Accumulated impairment | Non-current assets or disposal groups classified as held for sale [member] | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 0	€ 0